PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Diversified Real Estate Activities 3.1%
Mitsui Fudosan Co. Ltd. (Japan)	476,387	$8,929,235
Diversified REITs 2.4%
Essential Properties Realty Trust, Inc.	269,932	6,877,867
Health Care REITs 11.8%
Aedifica SA (Belgium)	45,911	4,028,785
Omega Healthcare Investors, Inc.	152,955	4,502,995
Ventas, Inc.	86,620	4,487,782
Welltower, Inc.	284,544	21,352,182
		34,371,744
Hotel & Resort REITs 7.1%
Apple Hospitality REIT, Inc.	98,975	1,754,827
Host Hotels & Resorts, Inc.	157,641	2,971,533
Invincible Investment Corp. (Japan)	21,123	9,008,352
Japan Hotel REIT Investment Corp. (Japan)	10,933	6,928,093
		20,662,805
Industrial REITs 17.8%
Americold Realty Trust, Inc.	301,776	9,478,784
GLP J-REIT (Japan)	3,571	4,040,805
Prologis, Inc.	221,120	28,586,394
Rexford Industrial Realty, Inc.	50,210	3,186,829
Segro PLC (United Kingdom)	632,630	6,512,042
		51,804,854
Office REITs 0.6%
Veris Residential, Inc.*	101,732	1,759,964
Real Estate Development 1.3%
CK Asset Holdings Ltd. (Hong Kong)	605,044	3,868,355
Real Estate Operating Companies 7.2%
Capitaland Investment Ltd. (Singapore)	1,858,316	5,629,975
Grainger PLC (United Kingdom)	871,592	2,791,341
Pandox AB (Sweden)*	321,490	4,426,250

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies (cont’d.)
Shurgard Self Storage SA (Belgium)	109,745	$5,295,653
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	498,820	2,855,578
		20,998,797
Residential REITs 16.2%
Boardwalk Real Estate Investment Trust (Canada)	63,735	2,693,008
Camden Property Trust	88,040	10,847,408
Equity LifeStyle Properties, Inc.	50,909	3,654,248
Equity Residential	112,005	7,129,118
Independence Realty Trust, Inc.	241,601	4,549,347
Ingenia Communities Group (Australia)	479,795	1,580,099
InterRent Real Estate Investment Trust (Canada)	488,604	5,291,634
Sun Communities, Inc.	72,454	11,365,134
		47,109,996
Retail REITs 14.3%
Agree Realty Corp.	69,203	5,164,620
Brixmor Property Group, Inc.	153,546	3,612,937
CapitaLand Integrated Commercial Trust (Singapore)	3,027,403	4,953,240
Kite Realty Group Trust	182,765	3,966,001
Klepierre SA (France)*	83,490	2,119,005
Lendlease Global Commercial REIT (Singapore)	8,498,859	4,706,717
Link REIT (Hong Kong)	871,022	6,971,980
Realty Income Corp.	89,095	6,043,314
Region Re Ltd. (Australia)	634,903	1,218,313
Spirit Realty Capital, Inc.	59,559	2,613,449
		41,369,576
Specialized REITs 17.1%
Big Yellow Group PLC (United Kingdom)	450,688	6,722,105
CubeSmart	47,074	2,155,518
Digital Realty Trust, Inc.(a)	61,126	7,006,262
Equinix, Inc.	17,242	12,726,838
National Storage REIT (Australia)	4,274,317	7,034,409
Public Storage	33,662	10,244,693
SBA Communications Corp.	12,183	3,624,808
		49,514,633

Total Long-Term Investments (cost $275,758,554)		287,267,826

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 3.2%
Affiliated Mutual Fund 2.4%
PGIM Institutional Money Market Fund (cost $6,987,151; includes $6,920,172 of cash collateral for securities on loan)(b)(we)	6,988,562	$6,987,165
Unaffiliated Fund 0.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,336,256)	2,336,256	2,336,256

Total Short-Term Investments (cost $9,323,407)		9,323,421

TOTAL INVESTMENTS 102.1% (cost $285,081,961)		296,591,247
Liabilities in excess of other assets (2.1)%		(6,181,011)

Net Assets 100.0%		$290,410,236

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,003,282; cash collateral of $6,920,172 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3